Description of Business and Organisation - Schedule of Balance Sheet Information (Details) - CNY (¥)		Aug. 19, 2023	Dec. 31, 2022	Mar. 31, 2022	Dec. 31, 2021
Weishi [Member]
Description of Business and Organisation - Schedule of Balance Sheet Information (Details) [Line Items]
Cash and cash equivalents				¥ 5,536	¥ 139,668
Amounts due from related parties	[1]			83,137,208
Prepayments and other current assets				732,305
Total current assets				83,875,049
Property, plant and equipment, net				254,693
Other non-current assets				10,000
Total non-current assets				264,693
Total assets				84,139,742
Short-term bank borrowings				968,000
Amount due to related parties	[1]			146,073,339
Accrued expenses and other current liabilities				461,224
Total current liabilities				147,502,563
Total liabilities				147,502,563
Farm Entities [Member]
Description of Business and Organisation - Schedule of Balance Sheet Information (Details) [Line Items]
Cash and cash equivalents				122,578	33,958
Prepayments and other current assets				2,012,330
Total current assets				4,145,807
Property, plant and equipment, net				3,290,220
Total non-current assets				10,456,898
Total assets				14,602,705
Short-term bank borrowings				1,100,000
Accrued expenses and other current liabilities				15,111,718
Total current liabilities				25,528,758
Total liabilities				30,261,289
RMB
Accounts receivable, net				648,809
Inventories				1,362,090
Long-term investment				2,460,000
Operating lease Right-of-use assets				4,706,678
Accounts payable				2,281,718
Contract liabilities				724,727
Current portion of operating lease liabilities				6,310,595
Long-term bank borrowings				2,900,000
Operating lease liabilities				1,832,531
Total non-current liabilities				¥ 4,732,531
Mengwei Stores [Member]
Description of Business and Organisation - Schedule of Balance Sheet Information (Details) [Line Items]
Cash and cash equivalents		¥ 52,917	¥ 352,291		¥ 942,658
Prepayments and other current assets		5,840,641	3,037,886
Total current assets		5,924,737	3,553,349
Other non-current assets		812,325	3,374,338
Total assets		6,737,062	6,927,687
Accrued expenses and other current liabilities		8,507,157	8,219,721
Total current liabilities		8,507,157	8,219,721
Total liabilities		8,507,157	8,219,721
RMB
Accounts receivable, net		22,199	79,656
Inventories		¥ 8,980	¥ 83,516

[1]	As of March 31, 2022, amounts due from and due to related parties represent the receivables and payables that Weishi had with the Company’s consolidated subsidiaries, which would be eliminated upon consolidation.